                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              GOVERNMENT PORTFOLIO
                                 CLASS I SHARES
                     SUPPLEMENT DATED JULY 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's High Grade team. The team is made up of established investment professionals. Current members of the team include W. David Armstrong, a Managing Director of the Adviser, Paul O'Brien, an Executive Director of the Adviser and David Horowitz, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GVI 7/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                 CLASS I SHARES
                     SUPPLEMENT DATED JULY 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The equity portion of the Portfolio is managed by the Adviser's Small and Mid Cap Value team. The fixed income portion of the Portfolio is managed by the Adviser's High Yield team and the Adviser's High Grade team. Each team is made up of established investment professionals. The Small and Mid Cap Value team currently includes John Cunniff, a Managing Director of the Adviser. The High Yield team currently includes Gordon Loery, an Executive Director of the Adviser and the High Grade team currently includes Angelo Manioudakis, an Executive Director of the Adviser. The composition of each team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT AAI 7/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO
                                 CLASS I SHARES

                     SUPPLEMENT DATED JULY 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's High Yield team and the Adviser's High Grade team. Each team is made up of established investment professionals. The High Yield team currently includes Gordon Loery, an Executive Director of the Adviser. The High Grade team currently includes Angelo Manioudakis, an Executive Director of the Adviser. The composition of each team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                LIT SPT DII 7/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              GOVERNMENT PORTFOLIO
                                CLASS II SHARES
                     SUPPLEMENT DATED JULY 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's High Grade team. The team is made up of established investment professionals. Current members of the team include W. David Armstrong, a Managing Director of the Adviser, Paul O'Brien, an Executive Director of the Adviser and David Horowitz, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GV2 7/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                CLASS II SHARES
                     SUPPLEMENT DATED JULY 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The equity portion of the Portfolio is managed by the Adviser's Small and Mid Cap Value team. The fixed income portion of the Portfolio is managed by the Adviser's High Yield team and the Adviser's High Grade team. Each team is made up of established investment professionals. The Small and Mid Cap Value team currently includes John Cunniff, a Managing Director of the Adviser. The High Yield team currently includes Gordon Loery, an Executive Director of the Adviser and the High Grade team currently includes Angelo Manioudakis, an Executive Director of the Adviser. The composition of each team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT AA2 7/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO
                                CLASS II SHARES

                     SUPPLEMENT DATED JULY 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's High Yield team and the Adviser's High Grade team. Each team is made up of established investment professionals. The High Yield team currently includes Gordon Loery, an Executive Director of the Adviser. The High Grade team currently includes Angelo Manioudakis, an Executive Director of the Adviser. The composition of each team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                LIT SPT DI2 7/01
                                                                             266